Related Party Transactions and Balances (Details) - Schedule of Relationships with Related Parties - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers	$ 333		$ 220
Amount due from related parties	1,989		4,142
Amount due to a related party	(3)		(3)
Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 380	$ 498
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Solomon Capital Fund SPC [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Entity controlled by Mr. Lok and Ms. Yao
Total receivable from customers	$ 294		200
Solomon Capital Fund SPC [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due from related parties	4		26
Solomon Capital Fund SPC [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 301	477
Mr. Lok [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder and director of the Company
Mr. Lok [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due to a related party	$ (3)		(3)
Ms. Yao [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Shareholder and director of SJFZ
Ms. Yao [Member] | Related Party [Member]
Schedule of Relationships with Related Parties [Line Items]
Amount due to a related party	$ (6)		(6)
Mr. Shing Tak Tam (“Mr. Tam”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships with related parties	Chief Executive Officer and director of the Company
Grow World LPF [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	$ 1	7
Grow World II LPF [Member] | Asset Management Income - Related Parties [Member]
Schedule of Relationships with Related Parties [Line Items]
Total asset management income	78	$ 14
Grow World LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers			1
Grow World II LPF [Member]
Schedule of Relationships with Related Parties [Line Items]
Total receivable from customers	$ 39		$ 19